LOANS - Consumer Loans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans
Number of loan categories	2
Loans, net of unearned income	$ 644,635,000,000	$ 665,472,000,000
Consumer
Loans
Total loans	370,652,000,000	394,403,000,000
Net unearned income	(682,000,000)	(572,000,000)
Loans, net of unearned income	369,970,000,000	393,831,000,000
Loans sold and/or reclassified to held-for-sale	7,900,000,000	11,500,000,000
Loans acquired related to acquisition		7,000,000,000
In U.S. offices | Consumer
Loans
Total loans	229,860,000,000	244,094,000,000
In U.S. offices | Consumer | Mortgage and real estate
Loans
Total loans	96,533,000,000	108,453,000,000
In U.S. offices | Consumer | Installment, revolving credit and other
Loans
Total loans	14,450,000,000	13,398,000,000
In U.S. offices | Consumer | Cards
Loans
Total loans	112,982,000,000	115,651,000,000
In U.S. offices | Consumer | Commercial and industrial
Loans
Total loans	5,895,000,000	6,592,000,000
In offices outside the U.S. | Consumer
Loans
Total loans	140,792,000,000	150,309,000,000
In offices outside the U.S. | Consumer | Mortgage and real estate
Loans
Total loans	54,462,000,000	55,511,000,000
In offices outside the U.S. | Consumer | Installment, revolving credit and other
Loans
Total loans	31,128,000,000	33,182,000,000
In offices outside the U.S. | Consumer | Cards
Loans
Total loans	32,032,000,000	36,740,000,000
In offices outside the U.S. | Consumer | Commercial and industrial
Loans
Total loans	22,561,000,000	24,107,000,000
In offices outside the U.S. | Consumer | Lease financing
Loans
Total loans	$ 609,000,000	$ 769,000,000